Prepayments And Other Current Assets - Summary of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Assets, Unclassified [Abstract]
Prepayments of promotion fees (a)	¥ 103,748		¥ 130,058
VAT recoverable (b)	75,049		95,899
Deposits, prepaid rental and property management fees	61,858		62,877
Prepayments for products procurement (c)	5,604		6,731
Others	46,566		70,626
Prepayments and other current assets	¥ 292,825	$ 42,456	¥ 366,191